UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

China Evolution Equity Fund	April 30, 2020
TCELX	Investor Class
TRCLX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

HIGHLIGHTS

■	The fund delivered solid gains in the period from its inception on December 10, 2019, to April 30, 2020. The fund significantly outperformed its benchmark.

■	Stock selection within the industrials and business services, health care, consumer discretionary, and consumer staples sectors contributed to relative returns.

■	We think that the pandemic-related social distancing and work-from-home arrangements will accelerate many of the trends that were already playing out, such as the growth in online penetration, e-commerce, food delivery, supermarkets, and services associated with working from home, such as the cloud.

■	There are early signs of recovery in the Chinese economy after a forced two-month shutdown, putting the country ahead of the rest of the world in terms of restarting the economy. However, we remain vigilant about the possibility of a second wave of infections as people start to reintegrate into their jobs and social activities.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced extraordinary volatility during the first half of your fund’s fiscal year, the six-month period ended April 30, 2020, as the spread of the coronavirus led to the shutdown of significant portions of most major economies. After reaching record highs, stocks recorded their steepest declines since the global financial crisis a decade ago, while demand for safe-haven securities sent Treasury yields to all-time lows.

As a result of the improving trade situation between the U.S. and China and central bank stimulus, the outlook for 2020 appeared promising. However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province.

Although the effect was initially muted, with the S&P 500 Index advancing to a record high on February 19, stocks began falling amid reports of major outbreaks in South Korea, Iran, and Italy and scattered infections in dozens of other countries. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic.

The economic toll of the virus became evident as governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, came to a virtual halt. In the last six weeks of the period, over 30 million Americans—almost one-fifth of the workforce—filed unemployment claims.

In response to the rapid contraction in economic activity, global central banks took firmly accommodative steps, and many governments around the world passed emergency spending packages. In the U.S., the Federal Reserve cut its short-term lending rate to near zero and began purchasing government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market. The federal government also provided trillions in fiscal support in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Boosted by the support, market volatility calmed somewhat by the end of March, and most sectors recouped some of their losses with a strong rally that started in late March and continued throughout April.

Global equity returns for the six-month period were broadly negative, but U.S. large-cap growth stocks finished with positive results. Sector returns were mixed. Energy shares fared the worst as a supply glut and shrinking demand briefly sent the price of oil into negative territory. Health care and information technology shares were the strongest performers.

As a result of the drop in yields, U.S. Treasuries were the top performers in the fixed income universe. Other U.S. investment-grade bonds were also generally positive, but municipal debt was pressured as state and local governments grappled with the loss of tax revenue and mounting expenses as a result of the pandemic. Riskier fixed income sectors such as high yield and emerging markets bonds tumbled during the March sell-off but regained some ground in April.

Looking ahead, the range of possible economic outcomes is especially broad as a result of the unprecedented nature of this crisis—simply stated, we are in uncharted territory. Volatility is likely as investors react to both hopeful and disappointing news in the fight against the virus. We are early in the journey toward recovery, and there is certainly a possibility we could give back some of April’s gains.

In the meantime, our team of investment professionals is focusing on what the postcrisis world will look like. Certain consumer behaviors have been altered, and it is also possible that this crisis will accelerate trends that were already in place. In particular, the pandemic seems to have given a boost to the digitization of the economy, or the shift to online purchases for a widening array of goods and services.

Your fund’s portfolio manager will be carefully monitoring developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

FUND COMMENTARY

How did the fund perform since inception?

The China Evolution Equity Fund returned 14.00% in the period from its inception on December 10, 2019, to April 30, 2020. The fund significantly outperformed the MSCI China All Shares Index Net. (Returns for the I Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Stock selection in the industrials and business services sector made the largest contribution to relative performance. Shares in Country Garden Services (CGS), the fund’s largest holding, posted substantial gains. This provider of residential property services delivered solid results and a reassuring outlook from its management. Longer term, we believe that the company represents a good way to invest in the expected boom in China property management. ZTO Express Cayman also contributed to portfolio returns. This logistics company provides shipping and delivery services for online retailers. Investors were encouraged by increased parcel volumes resulting from rapid growth of China’s e-commerce industry and higher demand for express delivery services and the easing of coronavirus-related concerns. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Our health care sector holdings also generated a significant contribution. Guangzhou Wondfo Biotech outperformed during the pandemic thanks to increased demand for its point-of-care testing products, including reagents and instruments. Shandong Weigao Group Medical Polymer, a manufacturer of single-use medical devices that reduce the risk of cross-contamination, including infusion sets, syringes, and blood bags, was another good performer.

The portfolio also benefited from stock selection in the consumer discretionary sector. Hope Education, which operates schools and colleges in mainland China, was another top contributor. Its business is viewed as defensive, in part because Hope Education has one of the least leveraged balance sheets within its industry group. Longer term, we continue to like the name as the China higher education segment has high barriers to entry, noncyclical and rising demand, stable operating cash flow, and manageable policy risks.

In the consumer staples sector, China Feihe and Jiajiayue generated positive contributions. The latter is a food retailer that has posted strong revenues, earnings, and same-store sales growth thanks to the company’s solid fresh food supply chain.

In contrast, the communications sector held back relative performance, due to both our underweight position and our choice of securities. For example, our lack of exposure to technology giant Tencent dragged on relative returns as its shares surged due to strong growth in its online game customers and video subscribers.

How is the fund positioned?

The portfolio’s largest overweight sectors are industrials and business services, consumer staples, consumer discretionary, health care, and information technology. The most significant underweights are to financials, communication services, and real estate. Following China’s outperformance in February and March, we systematically trimmed positions, locking in profits where we felt the risk/reward characteristics had become less favorable. At the same time, we sought out companies that were seeing short-term disruption but where we believed underlying demand remained intact.

Within the industrials and business services sector, our focus is on opportunities within the property management space, an area that is developing and evolving rapidly in China. Our largest holdings include CGS and Greentown Service Group. Elsewhere within the sector, our investments are predominantly in services companies, particularly in the areas of logistics (ZTO Express Cayman) and human resources. For example, we hold an out-of-benchmark position in Renrui Human Resources. The company is a market leader in China’s highly fragmented flexible staffing segment, which is in the early stages of development. Renrui has fully embraced digitalization, and in our view, there is tremendous opportunity for industry growth, market share gains, and, ultimately, earnings and cash flow growth for several years.

In the consumer staples sector, we favor food-related businesses that stand to benefit from higher income levels in China and the growth in food delivery, which has accelerated due to pandemic-related containment measures. For example, we hold a sizable position in infant milk producer China Feihe. Baby formula is widely used in China, and Feihe has been successful in competing with foreign rivals by focusing on “super-premium” products. Other key holdings in the sector include pork producer WH Group and supermarket chain Jiajiayue.

The portfolio is also overweight in the health care sector, especially the rapidly evolving and innovative biotech segment. Key holdings include Shandong Weigao Group, Guangzhou Wondfo Biotech, and Hualan Biological Engineering. Hualan specializes in plasma products and viral and bacterial vaccines; import disruption of blood plasma led to an increase in prices.

Consumer discretionary is another sector where we’re finding compelling investment opportunities. For example, we own a position in JS Global Lifestyle, which specializes in small appliances such as blenders, rice cookers, and soy milk makers. We believe that new product cycles, combined with deleveraging, can drive gains following several years of modest growth.

What is portfolio management’s outlook?

Looking forward, we believe that the social distancing and work-from-home arrangements are likely to accelerate many of the trends that are already playing out, including the growth of online penetration, e-commerce, food delivery, supermarkets, and services associated with working from home, such as the cloud. We have identified opportunities in areas where the virus created short-term disruption without impacting medium-term underlying demand. These include information technology hardware, home improvement, automotive, and sportswear.

Through an initial comprehensive approach to lockdown, travel restrictions, and strict quarantine, Chinese authorities appear to have been successful in largely preventing the coronavirus outbreak from spreading beyond Wuhan and the Hubei province to other areas of China. Just as China was the first country to get hit by the coronavirus, it was also the first major country to bring the outbreak under firm control. There are early signs that China is rebooting its economy after a forced two-month shutdown, putting the country ahead of the rest of the world in terms of restarting its economy. To date, factory restarts and the resumption of economic activity have not been accompanied by any secondary resurgence in coronavirus cases. However, we remain vigilant about the possibility of a second wave of infection as people start to reintegrate into their jobs and social activities.

Surveys and high-frequency daily data lead us to believe that China is over the worst of the coronavirus and that production and business activity at larger enterprises is gradually returning to normal. In the logistics industry—vital for global supply chains—conditions also appear to be normalizing. The Chinese authorities’ have responded with fiscal and monetary stimulus packages. But these have been relatively modest compared with other countries around the world, leaving the government room to further support the economy if required.

To date, the return to economic activity has been concentrated in large enterprises. The country’s small and medium-sized enterprises are still struggling and are an important component of the economy. This is where we believe the authorities’ stimulus and financial relief measures will be aimed.

Tensions between the U.S. and China have grown, and rhetoric around trade and the trade deal began to reemerge in late April. We expect this to continue, particularly as we head into the U.S. presidential election in November. Because neither side wants to further pressure economic growth in their countries, our base case is that the trade deal will remain, that China will work toward more fully complying, and that more tariffs, while possible, are unlikely, at least for the rest of this year.

A major shock in aggregate demand, particularly from the U.S. and Europe, looks set to have a significant impact on the export-oriented part of China’s economy. In contrast, we expect the domestic economy to be less severely affected. Since the fund’s inception in December 2019, our investment focus has been on companies that are positioned to be long-term winners in the evolving Chinese economy, driven by domestic growth and demand.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN GREATER CHINA

The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries and may experience significant losses in such conditions. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

RISKS OF INTERNATIONAL INVESTING

Investments outside the U.S. may lose value because of declining foreign currencies or adverse political or economic events overseas, among other things. Securities of non-U.S. issuers (including depositary receipts and other instruments that represent interests in a non-U.S. issuer) tend to be more volatile than U.S. securities and are subject to trading markets with lower overall liquidity, governmental interference, and regulatory and accounting standards and settlement practices that differ from the U.S.

The fund could experience losses based solely on the weakness of foreign currencies in which the fund’s holdings are denominated versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Risks can result from differing regulatory environments, less stringent investor protections, uncertain tax laws, and higher transaction costs compared with U.S. markets. Investments outside the U.S. could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

A trading market may close for national holidays or without warning for extended time periods, preventing the fund from buying or selling securities in that market. Trading securities in which the fund invests may take place in various foreign markets on certain days when the fund is not open for business and does not calculate its net asset value. For example, the fund may invest in securities that trade in various foreign markets that are open on weekends. As the securities trade, their value may substantially change. As a result, the fund’s net asset value may be significantly affected on days when shareholders cannot make transactions. In addition, market volatility may significantly limit the liquidity of securities of certain issuers in a particular country or geographic region or of all companies in the country or region. The fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the fund’s obligations.

RISKS OF NONDIVERSIFICATION

Because the fund is nondiversified and thus can invest more of its assets in a smaller number of issuers, it is more exposed to the risks associated with an individual issuer than a fund that invests more broadly across many issuers. For example, poor performance by a single large holding of the fund would adversely affect the fund’s performance more than if the fund were invested in a larger number of issuers.

BENCHMARK INFORMATION

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST ISSUERS

	Percent of Net Assets 4/30/20
Country Garden Services Holdings, China	6.6%
Shandong Weigao Group Medical Polymer, China	4.6
Hope Education, China	3.9
Jiajiayue, China	3.6
ZTO Express Cayman, China	3.5
WH Group, Hong Kong	3.2
Hualan Biological Engineering, China	3.0
New Oriental Education & Technology, China	2.9
China Feihe, China	2.8
Greentown Service, China	2.8
TAL Education, China	2.6
Silergy, Taiwan	2.6
JS Global Lifestyle, Hong Kong	2.5
Guangzhou Wondfo Biotech, China	2.5
Li Ning, China	2.4
Zhongji Innolight, China	2.3
Changzhou Xingyu Auto Lighting Systems, China	2.3
Guangzhou Automobile, China	2.3
58.com, China	2.2
Sino Biopharmaceutical, China	2.1
MediaTek, Taiwan	2.0
Yifeng Pharmacy Chain, China	2.0
Tsingtao Brewery, China	1.9
Wanhua Chemical, China	1.9
Wiwynn, Taiwan	1.8
Total	**70.3%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)		
GREATER CHINA 89.7%		
COMMON STOCKS 89.7%		
COMMUNICATION SERVICES 3.5%		
Interactive Media & Services 2.2%		
58.com, ADR (USD) (1)	5,831	303
		303
Media 1.3%		
Focus Media Information Technology, A Shares (CNH)	274,600	186
		186
Total Communication Services		489
CONSUMER DISCRETIONARY 26.4%		
Auto Components 3.1%		
Changzhou Xingyu Automotive Lighting Systems, A Shares (CNH)	23,300	323
Fuyao Glass Industry Group, A Shares (CNH)	39,500	110
		433
Automobiles 2.3%		
Guangzhou Automobile Group, Class H (HKD)	354,000	318
		318
Diversified Consumer Services 9.4%		
Hope Education Group (HKD)	1,958,000	549
New Oriental Education & Technology Group, ADR (USD) (1)	3,130	400
TAL Education Group, ADR (USD) (1)	6,737	365
		1,314
Hotels, Restaurants & Leisure 1.9%		
Galaxy Entertainment Group (HKD)	33,000	212
Huazhu Group, ADR (USD)	1,371	50
		262
Household Durables 4.0%		
Haier Electronics Group (HKD)	74,000	203
JS Global Lifestyle (HKD)	320,000	352

Oppein Home Group, A Shares (CNH)	600	9
		564
Internet & Direct Marketing Retail 1.5%		
Vipshop Holdings, ADR (USD) (1)	13,430	214
		214
Specialty Retail 1.8%		
Zhongsheng Group Holdings (HKD)	62,000	249
		249
Textiles, Apparel & Luxury Goods 2.4%		
Li Ning (HKD)	105,000	331
		331
Total Consumer Discretionary		3,685
CONSUMER STAPLES 16.1%		
Beverages 2.9%		
China Resources Beer Holdings (HKD)	28,000	132
Tsingtao Brewery, H Shares (HKD)	44,000	267
		399
Food & Staples Retailing 5.6%		
Jiajiayue Group, A Shares (CNH)	102,770	503
Yifeng Pharmacy Chain, A Shares (CNH)	20,600	274
		777
Food Products 7.6%		
China Feihe (HKD) (1)	190,000	395
Inner Mongolia Yili Industrial Group, A Shares (CNH)	55,000	225
WH Group (HKD)	466,000	445
		1,065
Total Consumer Staples		2,241
HEALTH CARE 12.2%		
Biotechnology 3.0%		
Hualan Biological Engineering, A Shares (CNH)	77,350	422
		422
Health Care Equipment & Supplies 7.1%		
Guangzhou Wondfo Biotech, A Shares (CNH)	31,281	351

Shandong Weigao Group Medical Polymer, H Shares (HKD)	420,000	638
		989
Pharmaceuticals 2.1%		
Sino Biopharmaceutical (HKD)	201,000	293
		293
Total Health Care		1,704
INDUSTRIALS & BUSINESS SERVICES 10.0%		
Air Freight & Logistics 3.5%		
ZTO Express Cayman, ADR (USD)	16,609	494
		494
Commercial Services & Supplies 2.8%		
Greentown Service Group (HKD)	296,000	390
		390
Machinery 0.6%		
Impro Precision Industries (HKD)	268,000	88
		88
Marine 1.6%		
SITC International Holdings (HKD)	218,000	215
		215
Professional Services 1.5%		
Renrui Human Resources Technology Holdings (HKD) (1)	47,100	215
		215
Total Industrials & Business Services		1,402
INFORMATION TECHNOLOGY 12.3%		
Communication Equipment 2.4%		
Zhongji Innolight, A Shares (CNH)	36,200	327
		327
Electronic Equipment, Instruments & Components 3.6%		
Chunghwa Precision Test Tech (TWD)	6,000	130
Largan Precision (TWD)	1,000	136
Taiwan Union Technology (TWD)	52,000	235
		501

Semiconductors & Semiconductor Equipment 4.5%		
MediaTek (TWD)	20,000	276
Silergy (TWD)	9,000	358
		634
Technology Hardware, Storage & Peripherals 1.8%		
Wiwynn (TWD)	10,000	256
		256
Total Information Technology		1,718
MATERIALS 1.9%		
Chemicals 1.9%		
Wanhua Chemical Group, A Shares (CNH)	41,800	263
Total Materials		263
REAL ESTATE 7.3%		
Real Estate Management & Development 7.3%		
China Resources Land (HKD)	24,000	99
Country Garden Services Holdings (HKD)	198,000	915
Total Real Estate		1,014
Total Greater China (Cost $10,976)		**12,516**
SHORT-TERM INVESTMENTS 9.3%		
MONEY MARKET FUNDS 9.3%		
T. Rowe Price Government Reserve Fund, 0.24% (2)(3)	1,300,064	1,300
Total Short-Term Investments (Cost $1,300)		**1,300**
Total Investments in Securities		
99.0% of Net Assets (Cost $12,276)		**$ 13,816**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

(2) Seven-day yield

(3) Affiliated Companies

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The China Evolution Equity Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on December 10, 2019. The fund seeks long-term growth of capital. The fund has two classes of shares: the China Evolution Equity Fund (Investor Class) and the China Evolution Equity Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

New Accounting Guidance Effective December 10, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $17,124,000 and $5,784,000, respectively, for the period ended April 30, 2020.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2020, the cost of investments for federal income tax purposes was $12,473,000. Net unrealized gain aggregated $1,343,000 at period-end, of which $1,916,000 related to appreciated investments and $573,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.70% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At April 30, 2020, the effective annual group fee rate was 0.29%.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the period ended April 30, 2020 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended April 30, 2020, expenses incurred pursuant to these service agreements were $27,000 for Price Associates and $2,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of April 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 675,000 shares of the Investor Class, representing 61% of the Investor Class’s net assets and 25,000 shares of the I Class, representing 22% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended April 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - BORROWING

To provide temporary liquidity, the fund may borrow from other T. Rowe Price-sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the period ended April 30, 2020, the fund incurred less than $1,000 in interest expense related to outstanding borrowings on two days in the average amount of $1,450,000 and at an average annual rate of 2.83%. At April 30, 2020, there were no borrowings outstanding.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

At an in-person meeting held on July 31, 2019 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as the initial investment subadvisory agreement (Subadvisory Contract) that the Advisor entered into with T. Rowe Price Hong Kong Limited (Subadvisor) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and Subadvisor and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor and Subadvisory Contract about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price funds (and the nature, quality, and extent of the services expected to be provided to the fund) by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Advisor.

Investment Performance of the Fund
The Board did not review the fund’s performance since the fund had not incepted at the time of the Meeting.

Costs, Benefits, Economies of Scale, Fees, and Expenses
Since the fund had not yet incepted at the time of the Meeting, the Board did not review information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized, or will realize, from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. Under the Advisory Contract, the fund will pay a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class and I Class). Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Board concluded that the advisory fee structure for the fund is expected to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

In connection with its approval of the initial Advisory Contract and Subadvisory Contract, the Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and approved the initial Advisory Contract and Subadvisory Contract for the fund.

Each year, the Boards of Directors of the T. Rowe Price funds consider the continuation of the investment management agreements and investment subadvisory agreements for the T. Rowe Price funds. At a meeting held on March 9–10, 2020, the Board did not need to approve the continuation of the Advisory Contract and Subadvisor Contract specifically for the fund since the initial term of agreement for each is in effect through April 30, 2021. At this meeting, the Board did not review the fund’s performance since it had recently incepted on December 10, 2019. However, the Board was provided with data for the fund’s peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).

Approval of the Advisory Contract and Subadvisory Contract
As noted, at the Meeting on July 31, 2019, the Board approved the initial Advisory Contract and Subadvisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund for the Board to approve the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2020